Significant mergers and acquisitions and investments (Tables)	12 Months Ended
Mar. 31, 2022
Sun Art Retail Group Limited
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired (i)	49,672
Amortizable intangible assets (ii)
Trade names, trademarks and domain names	11,500
Non-compete agreements	4,700
Developed technology and patents	615
User base and customer relationships	47
Goodwill (Note 17)	13,474
Deferred tax liabilities	(9,629)
Noncontrolling interests (iii)	(23,684)
46,695

Amounts
(in millions of RMB)
Total purchase price is comprised of:
‑ cash consideration	24,136
‑ fair value of previously held equity interests	22,559
46,695

(i)	Net assets acquired primarily included property and equipment of RMB27,333 million, operating lease right-of-use assets relating to land use rights of RMB22,997 million, payables and accruals for cost of revenue of RMB14,681 million, short-term investments of RMB14,387 million, customer advances of RMB11,082 million and inventories of RMB9,341 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding 13 years and a weighted-average amortization period of 11.8 years.
(iii)	Fair value of the noncontrolling interests was estimated with reference to the market price per share as of the acquisition date.

Koala
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired (i)	1,621
Amortizable intangible assets (ii)
Trade names, trademarks and domain names	2,531
User base and customer relationships	1,297
Non-compete agreements	1,040
Developed technology and patents	394
Goodwill	6,781
Deferred tax liabilities	(338)
13,326

Amounts
(in millions of RMB)
Total purchase price is comprised of:
- cash consideration	10,025
- share consideration	2,252
- contingent consideration (iii)	1,049
13,326

(i)	Net assets acquired primarily included inventories of RMB1,943 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding 13 years and a weighted-average amortization period of 8.5 years.
(iii)	Contingent consideration primarily includes cash consideration that is contingently payable upon the satisfaction of certain non-compete provisions by the selling equity holders, and will not exceed RMB846 million.

Other acquisitions, summarized
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

	Year ended March 31,
	2020	2021	2022

	(in millions of RMB)
Net assets (liabilities)	846	(106)	852
Identifiable intangible assets	364	3,888	1,000
Deferred tax liabilities	(53)	(195)	(170)
	1,157	3,587	1,682
Noncontrolling interests and mezzanine equity	(998)	(3,310)	(1,884)
Net identifiable assets (liabilities)	159	277	(202)
Goodwill	7,840	4,105	3,283
Total purchase consideration	7,999	4,382	3,081
Fair value of previously held equity interests	(2,215)	(2,434)	(31)
Purchase consideration settled	(5,146)	(1,794)	(2,671)
Deferred consideration as of year end	638	154	379

Total purchase consideration is comprised of:
- cash consideration	5,784	875	3,050
- non-cash consideration	—	1,073	—
- fair value of previously held equity interests	2,215	2,434	31
	7,999	4,382	3,081